Consolidated income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Face Statements [Line Items]
Net interest income/(expense)	$ 28,176	$ 29,813	$ 32,531
– interest income	40,995	42,414	47,189
– interest expense	(12,819)	(12,601)	(14,658)
Net fee income	12,811	12,777	14,705
– fee income	15,853	15,669	18,016
– fee expense	(3,042)	(2,892)	(3,311)
Net trading income	7,719	9,452	8,723
– trading income excluding net interest income	6,098	8,066	6,948
– net interest income on trading activities	1,621	1,386	1,775
Net income/(expense) from financial instruments designated at fair value	3,698	(2,666)	1,532
– changes in fair value of long-term debt and related derivatives	672	(3,975)	863
– net income from other financial instruments designated at fair value	3,026	1,309	669
Gains less losses from financial investments	1,150	1,385	2,068
Dividend income	106	95	123
Net insurance premium income	9,779	9,951	10,355
Other operating income/(expense)	337	(971)	1,055
Total operating income	63,776	59,836	71,092
Net insurance claims and benefits paid and movement in liabilities to policyholders	(12,331)	(11,870)	(11,292)
Net operating income before loan impairment charges and other credit risk provisions	51,445	47,966	59,800
Loan impairment charges and other credit risk provisions	(1,769)	(3,400)	(3,721)
Net operating income	49,676	44,566	56,079
Employee compensation and benefits	(17,315)	(18,089)	(19,900)
General and administrative expenses	(15,707)	(16,473)	(17,662)
Depreciation and impairment of property, plant and equipment	(1,166)	(1,229)	(1,269)
Amortisation and impairment of intangible assets	(696)	(777)	(937)
Goodwill impairment of Global Private Banking – Europe	0	(3,240)	0
Total operating expenses	(34,884)	(39,808)	(39,768)
Operating profit	14,792	4,758	16,311
Share of results	2,375	2,354	2,556
Profit before tax	17,167	7,112	18,867
Tax (expense) credit	(5,288)	(3,666)	(3,771)
Profit for the year	11,879	3,446	15,096
Attributable to:
– ordinary shareholders of the parent company	9,683	1,299	12,572
– preference shareholders of the parent company	90	90	90
– other equity holders	1,025	1,090	860
– non-controlling interests	1,081	967	1,574
Profit for the year	$ 11,879	$ 3,446	$ 15,096
Basic earnings per ordinary share (in dollars per share)	$ 0.48	$ 0.07	$ 0.65
Diluted earnings per ordinary share (in dollars per share)	$ 0.48	$ 0.07	$ 0.64
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Net interest income/(expense)	$ (383)	$ (424)	$ (438)
– interest income	2,185	1,380	866
– interest expense	(2,568)	(1,804)	(1,304)
Net fee income	2	(1)	39
Net trading income	(392)	119	(349)
Net income/(expense) from financial instruments designated at fair value	314	(49)	276
– changes in fair value of long-term debt and related derivatives	103	(49)	276
– net income from other financial instruments designated at fair value	211	0	0
Gains less losses from financial investments	154	0	0
Dividend income	10,039	10,436	8,469
Other operating income/(expense)	769	696	654
Net operating income before loan impairment charges and other credit risk provisions	10,503	10,777	8,651
Employee compensation and benefits	(54)	(570)	(908)
General and administrative expenses	(4,911)	(4,014)	(3,434)
Impairment of subsidiaries	(63)	0	(26)
Total operating expenses	(5,028)	(4,584)	(4,368)
Profit before tax	5,475	6,193	4,283
Tax (expense) credit	64	402	570
Profit for the year	5,539	6,595	4,853
Attributable to:
Profit for the year	$ 5,539	$ 6,595	$ 4,853